OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2020	2019

Employees and related accruals	$2,881	$2,646
Accrued expenses	4,922	1,711

	$7,803	$4,357